Shareholder Report	12 Months Ended
Jul. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Nushares ETF Trust
Entity Central Index Key	0001635073
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
C000180107 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen ESG 1‑5 Year U.S. Aggregate Bond ETF
Class Name	Nuveen ESG 1‑5 Year U.S. Aggregate Bond ETF
Trading Symbol	NUSA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nuveen ESG 1‑5 Year U.S. Aggregate Bond ETF for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen ESG 1‑5 Year U.S. Aggregate Bond ETF	$15	0.15%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.15%	[1]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen ESG 1‑5 Year U.S. Aggregate Bond ETF (NUSA)’s total return at net asset value (NAV) was 4.54% for the 12 months ended July 31, 2025. The Fund’s custom index, the Bloomberg MSCI 1‑5 Year U.S. Aggregate ESG Select Index, returned 4.76%.

•  The difference between the Fund’s total return at NAV and that of the custom index is attributable to management fees and other expenses incurred by the Fund that are not incurred by the custom index, along with the representative sampling process. The representative sampling process utilizes a subset of index securities in an effort to provide exposure similar to that of the custom index.

•  During the reporting period, the Fund’s custom index underperformed the Fund’s base index, the Bloomberg 1‑5 Year U.S. Aggregate Bond Index, which returned 4.79%.

•  Sector allocations and performance were consistent in both the custom index and base index, and there were no material contributors or detractors between the custom index and base index over the reporting period.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (3/31/17)

NAV	4.54%	1.11%	2.09%

Bloomberg U.S. Aggregate Bond Index	3.38%	(1.07)%	1.58%

Bloomberg 1‑5 Year U.S. Aggregate Bond Index	4.79%	1.06%	1.97%

NUSA Custom Index*	4.76%	1.33%	2.31%
* The NUSA Custom Index is defined as the linked returns between the Bloomberg MSCI 1-5 Year U.S. Aggregate ESG Select index (effective July 1, 2023) and the ICE BofA Enhanced Yield 1-5 Year U.S. Broad Bond Index (through market close on June 30, 2023).

Performance Inception Date	Mar. 31, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 32,579,154
Holdings Count | Holding	305
Advisory Fees Paid, Amount	$ 43,576
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of July 31, 2025)

Fund net assets	$32,579,154

Total number of portfolio holdings	305

Portfolio turnover (%)	38%

Total management fees paid for the year	$ 43,576

Holdings [Text Block]

(1) The Fund uses credit quality ratings for its portfolio securities provided by Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) and Fitch, Inc.(“Fitch”). If all three provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.

Credit Ratings Selection [Text Block]	The Fund uses credit quality ratings for its portfolio securities provided by Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) and Fitch, Inc.(“Fitch”). If all three provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 28, 2025 at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 28, 2025 at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses
Accountant Change Statement [Text Block]	On October 24, 2024, the Fund’s Board of Trustees appointed PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Fund and dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Fund. KPMG was informed of their dismissal on October 24, 2024.
Accountant Change Date	Oct. 24, 2024
Accountant Change Disagreements [Text Block]
Changes in independent registered public accounting firm
On October 24, 2024, the Fund’s Board of Trustees appointed PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Fund and dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Fund. KPMG was informed of their dismissal on October 24, 2024. During the Fund’s fiscal years ended July 31, 2024 and July 31, 2023, and for the subsequent interim period through October 24, 2024, there have been no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

C000255190 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen AA‑BBB CLO ETF
Class Name	Nuveen AA‑BBB CLO ETF
Trading Symbol	NCLO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nuveen AA‑BBB CLO ETF for the period of December 10, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen AA‑BBB CLO ETF	$27	0.26%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.26%	[2]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen AA‑BBB CLO ETF returned 3.94% for Common Shares at net asset value (NAV) for the abbreviated reporting period from the Fund’s launch on December 10, 2024, through July 31, 2025. The Fund performed in line with the JP Morgan CLO A Index, which returned 4.14%.

•  Top contributors to relative performance

•  Active management and tactical rotation, with a tilt toward higher-rated, more liquid collateralized loan obligation (CLO) debt.

•  Security selection and manager rotation that favored relative value across the capital stack while seeking to manage downside risk.

•  Top detractors from relative performance

•  Exposure to A‑rated tranches.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

Since Inception (12/10/24)

NAV	3.94%

Bloomberg U.S. Aggregate Bond Index	1.97%

JP Morgan CLO A Index	4.14%

S&P UBS Leveraged Loan Index	4.09%

Performance Inception Date	Dec. 10, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 101,776,844
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 133,251
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of July 31, 2025)

Fund net assets	$101,776,844

Total number of portfolio holdings	69

Portfolio turnover (%)	25%

Total management fees paid for the year	$ 133,251

Holdings [Text Block]

(1) The Fund uses credit quality ratings for its portfolio securities provided by Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) and Fitch, Inc.(“Fitch”). If all three provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.

Credit Ratings Selection [Text Block]	The Fund uses credit quality ratings for its portfolio securities provided by Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) and Fitch, Inc.(“Fitch”). If all three provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 28, 2025 at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 28, 2025 at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses
C000248461 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Core Plus Bond ETF
Class Name	Nuveen Core Plus Bond ETF
Trading Symbol	NCPB
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nuveen Core Plus Bond ETF for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Core Plus Bond ETF	$32	0.31%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.31%	[3]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Core Plus Bond ETF (NCPB) returned 3.88% for Common Shares at net asset value (NAV) for the 12 months ended July 31, 2025. The Fund outperformed the Bloomberg U.S. Aggregate Bond Index, which returned 3.38%.

•  Top contributors to relative performance

•  Exposure to higher-yielding spread sectors, particularly corporate bonds, including high- yield corporate and emerging market debt.

•  Underweight allocation to U.S. Treasury bonds.

•  Security selection within corporate bonds, asset-backed securities and commercial mortgage-backed securities.

•  Top detractors from relative performance

•  Underweight to the two‑year segment of yield curve.

•  Overweight to the 30‑year segment of the yield curve.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1‑Year	Since Inception (3/5/24)

NAV	3.88%	4.92%

Bloomberg U.S. Aggregate Bond Index	3.38%	4.29%

Performance Inception Date	Mar. 05, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 55,581,992
Holdings Count | Holding	371
Advisory Fees Paid, Amount	$ 156,836
Investment Company Portfolio Turnover	143.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of July 31, 2025)

Fund net assets	$55,581,992

Total number of portfolio holdings	371

Portfolio turnover (%)	143%

Total management fees paid for the year	$ 156,836

Holdings [Text Block]

(1) The Fund uses credit quality ratings for its portfolio securities provided by Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) and Fitch, Inc.(“Fitch”). If all three provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.

Credit Ratings Selection [Text Block]	The Fund uses credit quality ratings for its portfolio securities provided by Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) and Fitch, Inc.(“Fitch”). If all three provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.
Material Fund Change [Text Block]
How has the Fund changed?
Portfolio manager updates: Effective February 11, 2025, Kristal Seales, CFA has been added as a portfolio manager of the Fund. Effective July 1, 2025, Kevin Lorenz retired and is no longer a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 28, 2025 at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 28, 2025 at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses
Accountant Change Statement [Text Block]	On October 24, 2024, the Fund’s Board of Trustees appointed PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Fund and dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Fund. KPMG was informed of their dismissal on October 24, 2024.
Accountant Change Date	Oct. 24, 2024
Accountant Change Disagreements [Text Block]
Changes in independent registered public accounting firm
On October 24, 2024, the Fund’s Board of Trustees appointed PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Fund and dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Fund. KPMG was informed of their dismissal on October 24, 2024. During the Fund’s fiscal period March 5, 2024 (commencement of operations) through July 31, 2024, and for the subsequent interim period through October 24, 2024, there have been no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

C000248464 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Sustainable Core ETF
Class Name	Nuveen Sustainable Core ETF
Trading Symbol	NSCR
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nuveen Sustainable Core ETF for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Sustainable Core ETF	$48	0.45%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.45%	[4]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Sustainable Core ETF returned 12.22% for Common Shares at net asset value (NAV) for the 12 months ended July 31, 2025. The Fund significantly underperformed the S&P 500 Index, which returned 16.33%.

•  Top contributors to relative performance

•  An overweight to Bank of New York Mellon Corp.

•  An overweight to Boston Scientific Corporation.

•  An overweight to Wells Fargo & Co.

•  Top detractors from relative performance

•  Security selection in the consumer discretionary sector, including an underweight to Tesla, Inc. and an overweight to D.R. Horton, Inc.

•  Security selection in the information technology sector, including an underweight to Palantir Technologies Inc. and an overweight to Lam Research Corporation.

•  An overweight to Merck & Co., Inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1‑Year	Since Inception (3/5/24)

NAV	12.22%	14.91%

S&P 500® Index	16.33%	18.65%

Performance Inception Date	Mar. 05, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 6,582,377
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 26,739
Investment Company Portfolio Turnover	121.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of July 31, 2025)

Fund net assets	$6,582,377

Total number of portfolio holdings	55

Portfolio turnover (%)	121%

Total management fees paid for the year	$ 26,739

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 28, 2025 at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 28, 2025 at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses
Accountant Change Statement [Text Block]	On October 24, 2024, the Fund’s Board of Trustees appointed PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Fund and dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Fund. KPMG was informed of their dismissal on October 24, 2024.
Accountant Change Date	Oct. 24, 2024
Accountant Change Disagreements [Text Block]
Changes in independent registered public accounting firm
On October 24, 2024, the Fund’s Board of Trustees appointed PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Fund and dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Fund. KPMG was informed of their dismissal on October 24, 2024. During the Fund’s fiscal period March 5, 2024 (commencement of operations) through July 31, 2024, and for the subsequent interim period through October 24, 2024, there have been no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

C000248462 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Preferred and Income ETF
Class Name	Nuveen Preferred and Income ETF
Trading Symbol	NPFI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nuveen Preferred and Income ETF for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Preferred and Income ETF	$58	0.56%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.56%	[5]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Preferred and Income ETF returned 8.48% for Common Shares at net asset value (NAV) for the 12 months ended July 31, 2025. The Fund underperformed the NPFI Blended Benchmark, which returned 9.25%. The NPFI Blended Benchmark consists of: 1) 60% ICE U.S. Institutional Capital Securities Index (IIPS), 2) 40% ICE USD Contingent Capital Index (CDLR).

•  Top contributors to relative performance

•  An underweight and security selection in the insurance industry.

•  Security selection in the contingent capital securities (CoCos) segment.

•  Top detractors from relative performance

•  Security selection in the consumer non‑cyclical and consumer cyclical industries.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	Since Inception (3/5/24)

NAV	8.48%	8.99%

Bloomberg U.S. Aggregate Bond Index	3.38%	4.29%

ICE US Institutional Capital Securities Index	8.45%	9.03%

NPFI Blended Benchmark	9.25%	9.97%

Performance Inception Date	Mar. 05, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go tohttps://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectusesor call (800) 257‑8787.
Net Assets	$ 56,828,160
Holdings Count | Holding	138
Advisory Fees Paid, Amount	$ 271,979
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of July 31, 2025)

Fund net assets	$56,828,160

Total number of portfolio holdings	138

Portfolio turnover (%)	28%

Total management fees paid for the year	$ 271,979

Holdings [Text Block]

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Credit Ratings Selection [Text Block]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 28, 2025 at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 28, 2025 at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses
Accountant Change Statement [Text Block]	On October 24, 2024, the Fund’s Board of Trustees appointed PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Fund and dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Fund. KPMG was informed of their dismissal on October 24, 2024.
Accountant Change Date	Oct. 24, 2024
Accountant Change Disagreements [Text Block]
Changes in independent registered public accounting firm
On October 24, 2024, the Fund’s Board of Trustees appointed PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Fund and dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Fund. KPMG was informed of their dismissal on October 24, 2024. During the Fund’s fiscal period March 5, 2024 (commencement of operations) through July 31, 2024, and for the subsequent interim period through October 24, 2024, there have been no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

C000193700 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen ESG U.S. Aggregate Bond ETF
Class Name	Nuveen ESG U.S. Aggregate Bond ETF
Trading Symbol	NUBD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nuveen ESG U.S. Aggregate Bond ETF for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen ESG U.S. Aggregate Bond ETF	$15	0.15%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.15%	[6]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen ESG U.S. Aggregate Bond ETF (NUBD)’s total return at net asset value (NAV) was 3.20% for the 12 months ended July 31, 2025. The Fund’s custom index, the Bloomberg MSCI U.S. Aggregate ESG Select Index, returned 3.38%.

•  The difference between the Fund’s total return at NAV and that of the custom index is attributable to management fees and other expenses incurred by the Fund that are not incurred by the custom index, along with the representative sampling process. The representative sampling process utilizes a subset of index securities in an effort to provide exposure similar to that of the custom index.

•  During the reporting period, the Fund’s custom index performed in line with the Fund’s base index, the Bloomberg U.S. Aggregate Bond Index, which returned 3.38%.

•  Sector allocations and performance were consistent in both the custom index and base index, and there were no material contributors or detractors between the custom index and base index over the reporting period.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (9/29/17)

NAV	3.20%	(1.37)%	1.18%

Bloomberg U.S. Aggregate Bond Index	3.38%	(1.07)%	1.39%

Bloomberg MSCI U.S. Aggregate ESG Select Index	3.38%	(1.09)%	1.39%

Performance Inception Date	Sep. 29, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 402,145,116
Holdings Count | Holding	2,105
Advisory Fees Paid, Amount	$ 602,227
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of July 31, 2025)

Fund net assets	$402,145,116

Total number of portfolio holdings	2,105

Portfolio turnover (%)	10%

Total management fees paid for the year	$602,227

Holdings [Text Block]
(1) The Fund uses credit quality ratings for its portfolio securities provided by Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) and Fitch, Inc.(“Fitch”). If all three provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.

Credit Ratings Selection [Text Block]	The Fund uses credit quality ratings for its portfolio securities provided by Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) and Fitch, Inc.(“Fitch”). If all three provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 28, 2025 at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 28, 2025 at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses
Accountant Change Statement [Text Block]	On October 24, 2024, the Fund’s Board of Trustees appointed PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Fund and dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Fund. KPMG was informed of their dismissal on October 24, 2024.
Accountant Change Date	Oct. 24, 2024
Accountant Change Disagreements [Text Block]
Changes in independent registered public accounting firm
On October 24, 2024, the Fund’s Board of Trustees appointed PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Fund and dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Fund. KPMG was informed of their dismissal on October 24, 2024. During the Fund’s fiscal years ended July 31, 2024 and July 31, 2023, and for the subsequent interim period through October 24, 2024, there have been no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

C000209930 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen ESG High Yield Corporate Bond ETF
Class Name	Nuveen ESG High Yield Corporate Bond ETF
Trading Symbol	NUHY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nuveen ESG High Yield Corporate Bond ETF for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen ESG High Yield Corporate Bond ETF	$31	0.30%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.30%	[7]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen ESG High Yield Corporate Bond ETF (NUHY)’s total return at net asset value (NAV) was 8.34% for the 12 months ended July 31, 2025. The Fund’s custom index, the Bloomberg MSCI U.S. High Yield Very Liquid ESG Select Index, returned 8.47%.

•  The difference between the Fund’s total return at NAV and that of the custom index is attributable to management fees and other expenses incurred by the Fund that are not incurred by the custom index, along with the representative sampling process. The representative sampling process utilizes a subset of index securities in an effort to provide exposure similar to that of the custom index.

•  During the reporting period, the Fund’s custom index performed in line with the Fund’s base index, the Bloomberg U.S. High Yield Very Liquid Index, which returned 8.33%.

•  Performance drivers between the Fund’s custom index and base index during the reporting period:

•  The top contributor to the custom index’s relative performance was security selection in consumer cyclical bonds within the industrial sector.

•  There were no material detractors between the custom index and base index over the reporting period.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (9/25/19)

NAV	8.34%	3.60%	3.38%

Bloomberg U.S. Aggregate Bond Index	3.38%	(1.07)%	0.45%

Bloomberg U.S. High Yield Very Liquid Index	8.33%	4.57%	4.40%

Bloomberg MSCI U.S. High Yield Very Liquid ESG Select Index	8.47%	3.96%	3.73%

Performance Inception Date	Sep. 25, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 97,011,518
Holdings Count | Holding	395
Advisory Fees Paid, Amount	$ 278,691
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of July 31, 2025)

Fund net assets	$97,011,518

Total number of portfolio holdings	395

Portfolio turnover (%)	49%

Total management fees paid for the year	$278,691

Holdings [Text Block]
(1) The Fund uses credit quality ratings for its portfolio securities provided by Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) and Fitch, Inc.(“Fitch”). If all three provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.

Credit Ratings Selection [Text Block]	The Fund uses credit quality ratings for its portfolio securities provided by Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) and Fitch, Inc.(“Fitch”). If all three provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 28, 2025 at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 28, 2025 at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses
Accountant Change Statement [Text Block]	On October 24, 2024, the Fund’s Board of Trustees appointed PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Fund and dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Fund. KPMG was informed of their dismissal on October 24, 2024.
Accountant Change Date	Oct. 24, 2024
Accountant Change Disagreements [Text Block]
Changes in independent registered public accounting firm
On October 24, 2024, the Fund’s Board of Trustees appointed PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Fund and dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Fund. KPMG was informed of their dismissal on October 24, 2024. During the Fund’s fiscal years ended July 31, 2024 and July 31, 2023, and for the subsequent interim period through October 24, 2024, there have been no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

C000173018 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Enhanced Yield U.S. Aggregate Bond ETF
Class Name	Nuveen Enhanced Yield U.S. Aggregate Bond ETF
Trading Symbol	NUAG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nuveen Enhanced Yield U.S. Aggregate Bond ETF for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Enhanced Yield U.S. Aggregate Bond ETF	$20	0.20%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.20%	[8]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG)’s total return at net asset value (NAV) was 4.05% for the 12 months ended July 31, 2025. The Fund’s custom index, the ICE BofA Enhanced Yield U.S. Broad Bond Index, returned 4.21%.

•  The difference between the Fund’s total return at NAV and that of the custom index is attributable to management fees and other expenses incurred by the Fund that are not incurred by the custom index, along with the representative sampling process. The representative sampling process utilizes a subset of index securities in an effort to provide exposure similar to that of the custom index.

•  During the reporting period, the Fund’s custom index outperformed the Fund’s base index, the ICE BofA U.S. Broad Market Index, which returned 3.40%.

•  Performance drivers between the Fund’s custom index and base index during the reporting period:

•  The top contributor to the custom index’s relative performance was an underweight to US treasury bonds, which generally underperformed spread sectors over the reporting period.

•  There were no material detractors from the custom index’s relative performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (9/14/16)

NAV	4.05%	(0.84)%	1.46%

ICE BofA U.S. Broad Market Index	3.40%	(1.10)%	1.31%

ICE BofA Enhanced Yield U.S. Broad Bond Index	4.21%	(0.45)%	1.80%

Performance Inception Date	Sep. 14, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 58,641,275
Holdings Count | Holding	896
Advisory Fees Paid, Amount	$ 84,532
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of July 31, 2025)

Fund net assets	$58,641,275

Total number of portfolio holdings	896

Portfolio turnover (%)	47%

Total management fees paid for the year	$ 84,532

Holdings [Text Block]

(1) The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. If all three of Moody’s, S&P, and Fitch provide a rating for a security, an average of the ratings is used; if two of the three agencies rate a security, an average of the two is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.

Credit Ratings Selection [Text Block]	The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. If all three of Moody’s, S&P, and Fitch provide a rating for a security, an average of the ratings is used; if two of the three agencies rate a security, an average of the two is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.
Material Fund Change [Text Block]
How has the Fund changed?
Management fees: Effective May 1, 2025, the Fund’s contractual management fee was reduced to 0.18% from 0.20%.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 28, 2025 at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Expenses [Text Block]	Management fees: Effective May 1, 2025, the Fund’s contractual management fee was reduced to 0.18% from 0.20%.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 28, 2025 at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses
Accountant Change Statement [Text Block]	On October 24, 2024, the Fund’s Board of Trustees appointed PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Fund and dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Fund. KPMG was informed of their dismissal on October 24, 2024.
Accountant Change Date	Oct. 24, 2024
Accountant Change Disagreements [Text Block]
Changes in independent registered public accounting firm
On October 24, 2024, the Fund’s Board of Trustees appointed PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Fund and dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Fund. KPMG was informed of their dismissal on October 24, 2024. During the Fund’s fiscal years ended July 31, 2024 and July 31, 2023, and for the subsequent interim period through October 24, 2024, there have been no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

C000248463 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Ultra Short Income ETF
Class Name	Nuveen Ultra Short Income ETF
Trading Symbol	NUSB
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nuveen Ultra Short Income ETF for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Ultra Short Income ETF	$17	0.17%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.17%	[9]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Ultra Short Income ETF returned 4.94% for Common Shares at net asset value (NAV) for the 12 months ended July 31, 2025. The Fund outperformed the ICE BofA U.S. 3‑Month Treasury Bill Index, which returned 4.57%.

•  Top contributors to relative performance

•  Out‑of‑benchmark allocations to investment-grade credit, commercial mortgage-backed securities, and asset-backed securities.

•  Longer-duration positioning than the benchmark.

•  Top detractors from relative performance

•  Overweight to two‑year maturity bonds.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1‑Year	Since Inception (3/5/24)

NAV	4.94%	5.12%

Bloomberg U.S. Aggregate Bond Index	3.38%	4.29%

ICE BofA U.S. 3‑Month Treasury Bill Index	4.57%	4.81%

Performance Inception Date	Mar. 05, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 151,843,391
Holdings Count | Holding	186
Advisory Fees Paid, Amount	$ 230,306
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of July 31, 2025)

Fund net assets	$151,843,391

Total number of portfolio holdings	186

Portfolio turnover (%)	16%

Total management fees paid for the year	$ 230,306

Holdings [Text Block]
(1) The Fund uses credit quality ratings for its portfolio securities provided by Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) and Fitch, Inc.(“Fitch”). If all three provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.

Credit Ratings Selection [Text Block]	The Fund uses credit quality ratings for its portfolio securities provided by Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) and Fitch, Inc.(“Fitch”). If all three provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 28, 2025 at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 28, 2025 at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses
Accountant Change Statement [Text Block]	On October 24, 2024, the Fund’s Board of Trustees appointed PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Fund and dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Fund. KPMG was informed of their dismissal on October 24, 2024.
Accountant Change Date	Oct. 24, 2024
Accountant Change Disagreements [Text Block]
Changes in independent registered public accounting firm
On October 24, 2024, the Fund’s Board of Trustees appointed PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Fund and dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Fund. KPMG was informed of their dismissal on October 24, 2024. During the Fund’s fiscal period March 5, 2024 (commencement of operations) through July 31, 2024, and for the subsequent interim period through October 24, 2024, there have been no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

[1]	Annualized for period less than one year.
[2]	Annualized for period less than one year.
[3]	Annualized for period less than one year.
[4]	Annualized for period less than one year.
[5]	Annualized for period less than one year.
[6]	Annualized for period less than one year.
[7]	Annualized for period less than one year.
[8]	Annualized for period less than one year.
[9]	Annualized for period less than one year.